Accounts Receivable - Additional Information (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Trade and other receivables [abstract]
Impairment loss (reversal of impairment loss) recognised in profit or loss, trade receivables	€ 2	€ 1
Derecognized receivables	€ 502		€ 131